Stock Warrants - Summary of Reconciliation of Changes in Fair Value for the Company's Warrant Liability Using Inputs Classified As Level 3 (Detail) - Enjoy Technology Inc [Member] - Warrants To Purchase Series B Redeemable Convertible Preferred Stock [Member] - USD ($)
$ in Thousands
	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Beginning	$ 806	$ 337	$ 337	$ 224
Change in fair value	(447)	392	469	113
Ending	$ 359	$ 729	$ 806	$ 337